Contents of Significant Accounts - Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, current	$ 4,630,441	$ 147,607	$ 5,893,377
Financial assets at fair value through other comprehensive income, non-current	9,144,308	$ 291,499	11,315,951
Total	13,774,749		17,209,328
Common stocks [member]
Disclosure of financial assets [line items]
Total	13,571,941		17,004,448
Preferred stocks [member]
Disclosure of financial assets [line items]
Total	$ 202,808		$ 204,880